Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Entity Central Index Key	0000793597
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000064595
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Infrastructure Fund
Class Name	Class A
Trading Symbol	TOLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS RREEF Global Infrastructure Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$135	1.27%

Gross expense ratio as of the latest prospectus: 1.39%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 11.93% (unadjusted for sales charges) for the period ended December 31, 2024. The Fund's broad-based index, the MSCI World Index, returned 18.67% for the same period, while the Fund's additional, more narrowly based index, the Dow Jones Brookfield Global Infrastructure Index, returned 9.93%.

Stock selection accounted for all of the Fund’s outperformance in the annual period, while sector allocation was a modest detractor.

In terms of selection, the Fund produced the best results in the Americas utilities category. Overweight positions in NiSource, Inc. (3.9%), Sempra (4.6%), and PG&E Corp. (5.9%), all of which are expected to benefit from rising power demand from artificial intelligence, were the leading contributors. Zero weightings in Consolidated Energy, Inc.* and American Water Works, Inc.,* both of which lagged their sector peers, further helped performance in utilities. Americas Midstream energy, which performed well on anticipation of increasing volume for pipeline operators, was an additional area of strength for the Fund. Targa Resources Corp. (1.8%), DT Midstream, Inc. (2.1%), and Cheniere Energy, Inc. (1.3%) were among the top contributors in the midstream space. Selection in Americas communication services, Europe utilities, and Europe communication services also helped results, albeit to a lesser extent.

At a time in which the Fund outperformed, only the Europe transportation industry (a segment of the industrial REITs sector) stood out as a meaningful negative with respect to selection. In addition, a  number of individual holdings hurt relative performance. Overweights in the midstream company Pembina Pipeline Corp. (3.4%) and the French engineering and construction company Eiffage SA (0.7%) were among the notable detractors. An underweight in the U.S. pipeline operator Kinder Morgan, Inc. (2.1%) also had an adverse impact on relative performance.

Sector allocation was a net detractor, dampening the positive effect of security selection. The Fund was hurt by an underweight in Americas midstream energy and overweights in both Americas communication services and Europe communication services. On the other hand, an underweight in Australia infrastructure — which was adversely affected by broader weakness in the country's equity market — made a sizable contribution.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2024.

* Not held at December 31, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI World Index	Dow Jones Brookfield Global Infrastructure Index
'14	$9,425	$10,000	$10,000
'15	$9,438	$9,819	$9,941
'15	$9,412	$10,394	$9,932
'15	$9,276	$10,231	$9,893
'15	$9,433	$10,471	$10,227
'15	$9,282	$10,507	$10,044
'15	$8,856	$10,263	$9,636
'15	$8,963	$10,447	$9,614
'15	$8,456	$9,756	$9,153
'15	$8,237	$9,396	$8,819
'15	$8,630	$10,141	$9,368
'15	$8,377	$10,090	$8,940
'15	$8,068	$9,913	$8,560
'16	$8,068	$9,320	$8,522
'16	$8,093	$9,250	$8,591
'16	$8,675	$9,878	$9,258
'16	$8,809	$10,035	$9,455
'16	$8,873	$10,091	$9,463
'16	$9,297	$9,978	$9,946
'16	$9,342	$10,399	$10,060
'16	$9,137	$10,408	$9,881
'16	$9,300	$10,463	$10,165
'16	$8,895	$10,261	$9,835
'16	$8,587	$10,408	$9,414
'16	$8,722	$10,657	$9,632
'17	$8,813	$10,915	$9,752
'17	$9,071	$11,217	$10,060
'17	$9,301	$11,337	$10,357
'17	$9,430	$11,505	$10,511
'17	$9,663	$11,748	$10,803
'17	$9,568	$11,793	$10,742
'17	$9,782	$12,076	$11,091
'17	$9,912	$12,093	$11,250
'17	$9,780	$12,364	$11,097
'17	$9,747	$12,598	$11,080
'17	$9,917	$12,871	$11,286
'17	$9,876	$13,045	$11,153
'18	$9,889	$13,733	$11,151
'18	$9,245	$13,165	$10,449
'18	$9,300	$12,878	$10,567
'18	$9,306	$13,026	$10,723
'18	$9,339	$13,107	$10,721
'18	$9,557	$13,101	$11,008
'18	$9,683	$13,510	$11,212
'18	$9,650	$13,677	$11,059
'18	$9,513	$13,753	$10,917
'18	$9,166	$12,744	$10,638
'18	$9,233	$12,888	$10,797
'18	$8,766	$11,908	$10,275
'19	$9,538	$12,835	$11,237
'19	$9,746	$13,221	$11,525
'19	$10,075	$13,394	$11,891
'19	$10,170	$13,869	$11,976
'19	$10,129	$13,069	$11,951
'19	$10,539	$13,930	$12,405
'19	$10,479	$13,999	$12,356
'19	$10,682	$13,713	$12,579
'19	$10,837	$14,005	$12,719
'19	$10,831	$14,361	$12,749
'19	$10,756	$14,761	$12,554
'19	$11,301	$15,203	$13,224
'20	$11,533	$15,111	$13,416
'20	$10,713	$13,834	$12,399
'20	$9,340	$12,003	$10,454
'20	$10,145	$13,314	$11,325
'20	$10,551	$13,957	$11,820
'20	$10,419	$14,326	$11,662
'20	$10,625	$15,012	$11,892
'20	$10,611	$16,015	$11,847
'20	$10,336	$15,462	$11,467
'20	$10,218	$14,988	$11,285
'20	$11,049	$16,904	$12,328
'20	$11,048	$17,621	$12,301
'21	$10,805	$17,446	$12,167
'21	$10,805	$17,893	$12,068
'21	$11,559	$18,488	$12,956
'21	$12,080	$19,349	$13,562
'21	$12,359	$19,627	$13,781
'21	$12,351	$19,920	$13,848
'21	$12,507	$20,277	$14,000
'21	$12,649	$20,782	$14,157
'21	$12,276	$19,919	$13,719
'21	$12,874	$21,047	$14,290
'21	$12,354	$20,586	$13,704
'21	$13,276	$21,465	$14,746
'22	$12,819	$20,330	$14,314
'22	$12,811	$19,816	$14,256
'22	$13,652	$20,359	$15,218
'22	$13,216	$18,668	$14,788
'22	$13,585	$18,682	$15,266
'22	$12,612	$17,064	$14,135
'22	$13,373	$18,419	$14,925
'22	$12,785	$17,649	$14,372
'22	$11,171	$16,008	$12,566
'22	$11,594	$17,158	$13,133
'22	$12,652	$18,351	$14,224
'22	$12,217	$17,571	$13,770
'23	$12,770	$18,815	$14,508
'23	$12,087	$18,362	$13,795
'23	$12,357	$18,930	$14,112
'23	$12,733	$19,262	$14,462
'23	$11,925	$19,069	$13,523
'23	$12,265	$20,222	$13,959
'23	$12,389	$20,902	$14,128
'23	$11,761	$20,403	$13,457
'23	$11,145	$19,522	$12,835
'23	$11,120	$18,956	$12,752
'23	$12,173	$20,733	$14,031
'23	$12,424	$21,751	$14,392
'24	$12,040	$22,012	$13,952
'24	$12,140	$22,945	$13,922
'24	$12,517	$23,683	$14,333
'24	$12,190	$22,803	$13,913
'24	$12,760	$23,821	$14,555
'24	$12,548	$24,306	$14,274
'24	$13,308	$24,734	$15,235
'24	$13,949	$25,388	$15,925
'24	$14,312	$25,853	$16,327
'24	$14,158	$25,340	$16,048
'24	$14,910	$26,503	$16,818
'24	$13,906	$25,812	$15,820

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	11.93%	4.24%	3.97%
Class A Adjusted for the Maximum Sales Charge (max 2.75% load)	5.49%	3.01%	3.35%
MSCI World Index	18.67%	11.17%	9.95%
Dow Jones Brookfield Global Infrastructure Index	9.93%	3.65%	4.69%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 810,877,973
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 7,430,537
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	810,877,973
Number of Portfolio Holdings	48
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	7,430,537

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Master Limited Partnerships	1%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Utilities	43%
Energy	30%
Industrials	12%
Real Estate	10%
Communication Services	5%

Geographical Diversification

Country	% of Net Assets
United States	55%
Canada	13%
Spain	8%
United Kingdom	8%
France	5%
Italy	2%
Hong Kong	2%
China	2%
Mexico	2%
Japan	1%
Other	2%

Ten Largest Equity Holdings

Holdings	51.7% of Net Assets
Enbridge, Inc. (Canada)	7.0%
American Tower Corp. (United States)	6.6%
National Grid PLC (United Kingdom)	5.9%
PG&E Corp. (United States)	5.9%
Williams Companies, Inc. (United States)	5.1%
ONEOK, Inc. (United States)	4.9%
Sempra (United States)	4.6%
Vinci SA (France)	4.1%
NiSource, Inc. (United States)	3.9%
Cellnex Telecom SA (Spain)	3.7%

Material Fund Change [Text Block]
C000064596
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Infrastructure Fund
Class Name	Class C
Trading Symbol	TOLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS RREEF Global Infrastructure Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$213	2.02%

Gross expense ratio as of the latest prospectus: 2.14%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 11.00% (unadjusted for sales charges) for the period ended December 31, 2024. The Fund's broad-based index, the MSCI World Index, returned 18.67% for the same period, while the Fund's additional, more narrowly based index, the Dow Jones Brookfield Global Infrastructure Index, returned 9.93%.

Stock selection accounted for all of the Fund’s outperformance in the annual period, while sector allocation was a modest detractor.

In terms of selection, the Fund produced the best results in the Americas utilities category. Overweight positions in NiSource, Inc. (3.9%), Sempra (4.6%), and PG&E Corp. (5.9%), all of which are expected to benefit from rising power demand from artificial intelligence, were the leading contributors. Zero weightings in Consolidated Energy, Inc.* and American Water Works, Inc.,* both of which lagged their sector peers, further helped performance in utilities. Americas Midstream energy, which performed well on anticipation of increasing volume for pipeline operators, was an additional area of strength for the Fund. Targa Resources Corp. (1.8%), DT Midstream, Inc. (2.1%), and Cheniere Energy, Inc. (1.3%) were among the top contributors in the midstream space. Selection in Americas communication services, Europe utilities, and Europe communication services also helped results, albeit to a lesser extent.

At a time in which the Fund outperformed, only the Europe transportation industry (a segment of the industrial REITs sector) stood out as a meaningful negative with respect to selection. In addition, a  number of individual holdings hurt relative performance. Overweights in the midstream company Pembina Pipeline Corp. (3.4%) and the French engineering and construction company Eiffage SA (0.7%) were among the notable detractors. An underweight in the U.S. pipeline operator Kinder Morgan, Inc. (2.1%) also had an adverse impact on relative performance.

Sector allocation was a net detractor, dampening the positive effect of security selection. The Fund was hurt by an underweight in Americas midstream energy and overweights in both Americas communication services and Europe communication services. On the other hand, an underweight in Australia infrastructure — which was adversely affected by broader weakness in the country's equity market — made a sizable contribution.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2024.

* Not held at December 31, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI World Index	Dow Jones Brookfield Global Infrastructure Index
'14	$10,000	$10,000	$10,000
'15	$10,013	$9,819	$9,941
'15	$9,980	$10,394	$9,932
'15	$9,832	$10,231	$9,893
'15	$9,987	$10,471	$10,227
'15	$9,819	$10,507	$10,044
'15	$9,359	$10,263	$9,636
'15	$9,473	$10,447	$9,614
'15	$8,933	$9,756	$9,153
'15	$8,697	$9,396	$8,819
'15	$9,102	$10,141	$9,368
'15	$8,825	$10,090	$8,940
'15	$8,499	$9,913	$8,560
'16	$8,492	$9,320	$8,522
'16	$8,513	$9,250	$8,591
'16	$9,124	$9,878	$9,258
'16	$9,253	$10,035	$9,455
'16	$9,314	$10,091	$9,463
'16	$9,753	$9,978	$9,946
'16	$9,794	$10,399	$10,060
'16	$9,582	$10,408	$9,881
'16	$9,739	$10,463	$10,165
'16	$9,310	$10,261	$9,835
'16	$8,983	$10,408	$9,414
'16	$9,116	$10,657	$9,632
'17	$9,211	$10,915	$9,752
'17	$9,471	$11,217	$10,060
'17	$9,710	$11,337	$10,357
'17	$9,833	$11,505	$10,511
'17	$10,072	$11,748	$10,803
'17	$9,965	$11,793	$10,742
'17	$10,185	$12,076	$11,091
'17	$10,308	$12,093	$11,250
'17	$10,162	$12,364	$11,097
'17	$10,128	$12,598	$11,080
'17	$10,300	$12,871	$11,286
'17	$10,250	$13,045	$11,153
'18	$10,257	$13,733	$11,151
'18	$9,581	$13,165	$10,449
'18	$9,634	$12,878	$10,567
'18	$9,634	$13,026	$10,723
'18	$9,661	$13,107	$10,721
'18	$9,885	$13,101	$11,008
'18	$10,010	$13,510	$11,212
'18	$9,968	$13,677	$11,059
'18	$9,819	$13,753	$10,917
'18	$9,450	$12,744	$10,638
'18	$9,512	$12,888	$10,797
'18	$9,028	$11,908	$10,275
'19	$9,819	$12,835	$11,237
'19	$10,022	$13,221	$11,525
'19	$10,352	$13,394	$11,891
'19	$10,450	$13,869	$11,976
'19	$10,401	$13,069	$11,951
'19	$10,814	$13,930	$12,405
'19	$10,744	$13,999	$12,356
'19	$10,948	$13,713	$12,579
'19	$11,095	$14,005	$12,719
'19	$11,081	$14,361	$12,749
'19	$11,003	$14,761	$12,554
'19	$11,553	$15,203	$13,224
'20	$11,779	$15,111	$13,416
'20	$10,937	$13,834	$12,399
'20	$9,528	$12,003	$10,454
'20	$10,345	$13,314	$11,325
'20	$10,757	$13,957	$11,820
'20	$10,615	$14,326	$11,662
'20	$10,814	$15,012	$11,892
'20	$10,792	$16,015	$11,847
'20	$10,509	$15,462	$11,467
'20	$10,381	$14,988	$11,285
'20	$11,215	$16,904	$12,328
'20	$11,207	$17,621	$12,301
'21	$10,957	$17,446	$12,167
'21	$10,950	$17,893	$12,068
'21	$11,700	$18,488	$12,956
'21	$12,221	$19,349	$13,562
'21	$12,500	$19,627	$13,781
'21	$12,489	$19,920	$13,848
'21	$12,635	$20,277	$14,000
'21	$12,766	$20,782	$14,157
'21	$12,387	$19,919	$13,719
'21	$12,977	$21,047	$14,290
'21	$12,445	$20,586	$13,704
'21	$13,362	$21,465	$14,746
'22	$12,895	$20,330	$14,314
'22	$12,887	$19,816	$14,256
'22	$13,716	$20,359	$15,218
'22	$13,279	$18,668	$14,788
'22	$13,641	$18,682	$15,266
'22	$12,652	$17,064	$14,135
'22	$13,404	$18,419	$14,925
'22	$12,805	$17,649	$14,372
'22	$11,184	$16,008	$12,566
'22	$11,599	$17,158	$13,133
'22	$12,659	$18,351	$14,224
'22	$12,208	$17,571	$13,770
'23	$12,754	$18,815	$14,508
'23	$12,067	$18,362	$13,795
'23	$12,328	$18,930	$14,112
'23	$12,700	$19,262	$14,462
'23	$11,881	$19,069	$13,523
'23	$12,217	$20,222	$13,959
'23	$12,334	$20,902	$14,128
'23	$11,697	$20,403	$13,457
'23	$11,077	$19,522	$12,835
'23	$11,043	$18,956	$12,752
'23	$12,083	$20,733	$14,031
'23	$12,329	$21,751	$14,392
'24	$11,933	$22,012	$13,952
'24	$12,026	$22,945	$13,922
'24	$12,399	$23,683	$14,333
'24	$12,061	$22,803	$13,913
'24	$12,627	$23,821	$14,555
'24	$12,405	$24,306	$14,274
'24	$13,144	$24,734	$15,235
'24	$13,771	$25,388	$15,925
'24	$14,123	$25,853	$16,327
'24	$13,951	$25,340	$16,048
'24	$14,690	$26,503	$16,818
'24	$13,685	$25,812	$15,820

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	11.00%	3.45%	3.19%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	10.00%	3.45%	3.19%
MSCI World Index	18.67%	11.17%	9.95%
Dow Jones Brookfield Global Infrastructure Index	9.93%	3.65%	4.69%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 810,877,973
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 7,430,537
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	810,877,973
Number of Portfolio Holdings	48
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	7,430,537

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Master Limited Partnerships	1%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Utilities	43%
Energy	30%
Industrials	12%
Real Estate	10%
Communication Services	5%

Geographical Diversification

Country	% of Net Assets
United States	55%
Canada	13%
Spain	8%
United Kingdom	8%
France	5%
Italy	2%
Hong Kong	2%
China	2%
Mexico	2%
Japan	1%
Other	2%

Ten Largest Equity Holdings

Holdings	51.7% of Net Assets
Enbridge, Inc. (Canada)	7.0%
American Tower Corp. (United States)	6.6%
National Grid PLC (United Kingdom)	5.9%
PG&E Corp. (United States)	5.9%
Williams Companies, Inc. (United States)	5.1%
ONEOK, Inc. (United States)	4.9%
Sempra (United States)	4.6%
Vinci SA (France)	4.1%
NiSource, Inc. (United States)	3.9%
Cellnex Telecom SA (Spain)	3.7%

Material Fund Change [Text Block]
C000148174
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Infrastructure Fund
Class Name	Class R6
Trading Symbol	TOLZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS RREEF Global Infrastructure Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$108	1.02%

Gross expense ratio as of the latest prospectus: 1.04%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 12.10% for the period ended December 31, 2024. The Fund's broad-based index, the MSCI World Index, returned 18.67% for the same period, while the Fund's additional, more narrowly based index, the Dow Jones Brookfield Global Infrastructure Index, returned 9.93%.

Stock selection accounted for all of the Fund’s outperformance in the annual period, while sector allocation was a modest detractor.

In terms of selection, the Fund produced the best results in the Americas utilities category. Overweight positions in NiSource, Inc. (3.9%), Sempra (4.6%), and PG&E Corp. (5.9%), all of which are expected to benefit from rising power demand from artificial intelligence, were the leading contributors. Zero weightings in Consolidated Energy, Inc.* and American Water Works, Inc.,* both of which lagged their sector peers, further helped performance in utilities. Americas Midstream energy, which performed well on anticipation of increasing volume for pipeline operators, was an additional area of strength for the Fund. Targa Resources Corp. (1.8%), DT Midstream, Inc. (2.1%), and Cheniere Energy, Inc. (1.3%) were among the top contributors in the midstream space. Selection in Americas communication services, Europe utilities, and Europe communication services also helped results, albeit to a lesser extent.

At a time in which the Fund outperformed, only the Europe transportation industry (a segment of the industrial REITs sector) stood out as a meaningful negative with respect to selection. In addition, a  number of individual holdings hurt relative performance. Overweights in the midstream company Pembina Pipeline Corp. (3.4%) and the French engineering and construction company Eiffage SA (0.7%) were among the notable detractors. An underweight in the U.S. pipeline operator Kinder Morgan, Inc. (2.1%) also had an adverse impact on relative performance.

Sector allocation was a net detractor, dampening the positive effect of security selection. The Fund was hurt by an underweight in Americas midstream energy and overweights in both Americas communication services and Europe communication services. On the other hand, an underweight in Australia infrastructure — which was adversely affected by broader weakness in the country's equity market — made a sizable contribution.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2024.

* Not held at December 31, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	MSCI World Index	Dow Jones Brookfield Global Infrastructure Index
'14	$10,000	$10,000	$10,000
'15	$10,013	$9,819	$9,941
'15	$9,993	$10,394	$9,932
'15	$9,849	$10,231	$9,893
'15	$10,023	$10,471	$10,227
'15	$9,855	$10,507	$10,044
'15	$9,401	$10,263	$9,636
'15	$9,529	$10,447	$9,614
'15	$8,988	$9,756	$9,153
'15	$8,760	$9,396	$8,819
'15	$9,173	$10,141	$9,368
'15	$8,909	$10,090	$8,940
'15	$8,578	$9,913	$8,560
'16	$8,585	$9,320	$8,522
'16	$8,612	$9,250	$8,591
'16	$9,232	$9,878	$9,258
'16	$9,375	$10,035	$9,455
'16	$9,443	$10,091	$9,463
'16	$9,896	$9,978	$9,946
'16	$9,944	$10,399	$10,060
'16	$9,738	$10,408	$9,881
'16	$9,926	$10,463	$10,165
'16	$9,493	$10,261	$9,835
'16	$9,170	$10,408	$9,414
'16	$9,314	$10,657	$9,632
'17	$9,411	$10,915	$9,752
'17	$9,687	$11,217	$10,060
'17	$9,942	$11,337	$10,357
'17	$10,081	$11,505	$10,511
'17	$10,331	$11,748	$10,803
'17	$10,235	$11,793	$10,742
'17	$10,465	$12,076	$11,091
'17	$10,605	$12,093	$11,250
'17	$10,466	$12,364	$11,097
'17	$10,438	$12,598	$11,080
'17	$10,620	$12,871	$11,286
'17	$10,586	$13,045	$11,153
'18	$10,600	$13,733	$11,151
'18	$9,908	$13,165	$10,449
'18	$9,976	$12,878	$10,567
'18	$9,983	$13,026	$10,723
'18	$10,018	$13,107	$10,721
'18	$10,262	$13,101	$11,008
'18	$10,397	$13,510	$11,212
'18	$10,362	$13,677	$11,059
'18	$10,215	$13,753	$10,917
'18	$9,849	$12,744	$10,638
'18	$9,921	$12,888	$10,797
'18	$9,418	$11,908	$10,275
'19	$10,258	$12,835	$11,237
'19	$10,482	$13,221	$11,525
'19	$10,831	$13,394	$11,891
'19	$10,940	$13,869	$11,976
'19	$10,897	$13,069	$11,951
'19	$11,348	$13,930	$12,405
'19	$11,283	$13,999	$12,356
'19	$11,509	$13,713	$12,579
'19	$11,671	$14,005	$12,719
'19	$11,671	$14,361	$12,749
'19	$11,598	$14,761	$12,554
'19	$12,181	$15,203	$13,224
'20	$12,432	$15,111	$13,416
'20	$11,559	$13,834	$12,399
'20	$10,073	$12,003	$10,454
'20	$10,952	$13,314	$11,325
'20	$11,391	$13,957	$11,820
'20	$11,249	$14,326	$11,662
'20	$11,473	$15,012	$11,892
'20	$11,458	$16,015	$11,847
'20	$11,167	$15,462	$11,467
'20	$11,039	$14,988	$11,285
'20	$11,940	$16,904	$12,328
'20	$11,947	$17,621	$12,301
'21	$11,683	$17,446	$12,167
'21	$11,683	$17,893	$12,068
'21	$12,501	$18,488	$12,956
'21	$13,067	$19,349	$13,562
'21	$13,377	$19,627	$13,781
'21	$13,370	$19,920	$13,848
'21	$13,540	$20,277	$14,000
'21	$13,694	$20,782	$14,157
'21	$13,298	$19,919	$13,719
'21	$13,948	$21,047	$14,290
'21	$13,391	$20,586	$13,704
'21	$14,395	$21,465	$14,746
'22	$13,898	$20,330	$14,314
'22	$13,898	$19,816	$14,256
'22	$14,807	$20,359	$15,218
'22	$14,341	$18,668	$14,788
'22	$14,751	$18,682	$15,266
'22	$13,693	$17,064	$14,135
'22	$14,522	$18,419	$14,925
'22	$13,882	$17,649	$14,372
'22	$12,131	$16,008	$12,566
'22	$12,592	$17,158	$13,133
'22	$13,754	$18,351	$14,224
'22	$13,280	$17,571	$13,770
'23	$13,893	$18,815	$14,508
'23	$13,146	$18,362	$13,795
'23	$13,441	$18,930	$14,112
'23	$13,860	$19,262	$14,462
'23	$12,978	$19,069	$13,523
'23	$13,348	$20,222	$13,959
'23	$13,492	$20,902	$14,128
'23	$12,806	$20,403	$13,457
'23	$12,140	$19,522	$12,835
'23	$12,113	$18,956	$12,752
'23	$13,256	$20,733	$14,031
'23	$13,548	$21,751	$14,392
'24	$13,119	$22,012	$13,952
'24	$13,237	$22,945	$13,922
'24	$13,658	$23,683	$14,333
'24	$13,291	$22,803	$13,913
'24	$13,924	$23,821	$14,555
'24	$13,691	$24,306	$14,274
'24	$14,524	$24,734	$15,235
'24	$15,226	$25,388	$15,925
'24	$15,633	$25,853	$16,327
'24	$15,454	$25,340	$16,048
'24	$16,289	$26,503	$16,818
'24	$15,187	$25,812	$15,820

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	12.10%	4.51%	4.27%
MSCI World Index	18.67%	11.17%	9.95%
Dow Jones Brookfield Global Infrastructure Index	9.93%	3.65%	4.69%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 810,877,973
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 7,430,537
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	810,877,973
Number of Portfolio Holdings	48
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	7,430,537

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Master Limited Partnerships	1%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Utilities	43%
Energy	30%
Industrials	12%
Real Estate	10%
Communication Services	5%

Geographical Diversification

Country	% of Net Assets
United States	55%
Canada	13%
Spain	8%
United Kingdom	8%
France	5%
Italy	2%
Hong Kong	2%
China	2%
Mexico	2%
Japan	1%
Other	2%

Ten Largest Equity Holdings

Holdings	51.7% of Net Assets
Enbridge, Inc. (Canada)	7.0%
American Tower Corp. (United States)	6.6%
National Grid PLC (United Kingdom)	5.9%
PG&E Corp. (United States)	5.9%
Williams Companies, Inc. (United States)	5.1%
ONEOK, Inc. (United States)	4.9%
Sempra (United States)	4.6%
Vinci SA (France)	4.1%
NiSource, Inc. (United States)	3.9%
Cellnex Telecom SA (Spain)	3.7%

Material Fund Change [Text Block]
C000064597
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Infrastructure Fund
Class Name	Class S
Trading Symbol	TOLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS RREEF Global Infrastructure Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$119	1.12%

Gross expense ratio as of the latest prospectus: 1.21%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 11.99% for the period ended December 31, 2024. The Fund's broad-based index, the MSCI World Index, returned 18.67% for the same period, while the Fund's additional, more narrowly based index, the Dow Jones Brookfield Global Infrastructure Index, returned 9.93%.

Stock selection accounted for all of the Fund’s outperformance in the annual period, while sector allocation was a modest detractor.

In terms of selection, the Fund produced the best results in the Americas utilities category. Overweight positions in NiSource, Inc. (3.9%), Sempra (4.6%), and PG&E Corp. (5.9%), all of which are expected to benefit from rising power demand from artificial intelligence, were the leading contributors. Zero weightings in Consolidated Energy, Inc.* and American Water Works, Inc.,* both of which lagged their sector peers, further helped performance in utilities. Americas Midstream energy, which performed well on anticipation of increasing volume for pipeline operators, was an additional area of strength for the Fund. Targa Resources Corp. (1.8%), DT Midstream, Inc. (2.1%), and Cheniere Energy, Inc. (1.3%) were among the top contributors in the midstream space. Selection in Americas communication services, Europe utilities, and Europe communication services also helped results, albeit to a lesser extent.

At a time in which the Fund outperformed, only the Europe transportation industry (a segment of the industrial REITs sector) stood out as a meaningful negative with respect to selection. In addition, a  number of individual holdings hurt relative performance. Overweights in the midstream company Pembina Pipeline Corp. (3.4%) and the French engineering and construction company Eiffage SA (0.7%) were among the notable detractors. An underweight in the U.S. pipeline operator Kinder Morgan, Inc. (2.1%) also had an adverse impact on relative performance.

Sector allocation was a net detractor, dampening the positive effect of security selection. The Fund was hurt by an underweight in Americas midstream energy and overweights in both Americas communication services and Europe communication services. On the other hand, an underweight in Australia infrastructure — which was adversely affected by broader weakness in the country's equity market — made a sizable contribution.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2024.

* Not held at December 31, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI World Index	Dow Jones Brookfield Global Infrastructure Index
'14	$10,000	$10,000	$10,000
'15	$10,013	$9,819	$9,941
'15	$9,993	$10,394	$9,932
'15	$9,852	$10,231	$9,893
'15	$10,020	$10,471	$10,227
'15	$9,859	$10,507	$10,044
'15	$9,409	$10,263	$9,636
'15	$9,531	$10,447	$9,614
'15	$8,990	$9,756	$9,153
'15	$8,754	$9,396	$8,819
'15	$9,174	$10,141	$9,368
'15	$8,903	$10,090	$8,940
'15	$8,578	$9,913	$8,560
'16	$8,578	$9,320	$8,522
'16	$8,606	$9,250	$8,591
'16	$9,230	$9,878	$9,258
'16	$9,367	$10,035	$9,455
'16	$9,435	$10,091	$9,463
'16	$9,886	$9,978	$9,946
'16	$9,941	$10,399	$10,060
'16	$9,728	$10,408	$9,881
'16	$9,900	$10,463	$10,165
'16	$9,467	$10,261	$9,835
'16	$9,144	$10,408	$9,414
'16	$9,293	$10,657	$9,632
'17	$9,389	$10,915	$9,752
'17	$9,665	$11,217	$10,060
'17	$9,917	$11,337	$10,357
'17	$10,055	$11,505	$10,511
'17	$10,304	$11,748	$10,803
'17	$10,207	$11,793	$10,742
'17	$10,437	$12,076	$11,091
'17	$10,576	$12,093	$11,250
'17	$10,434	$12,364	$11,097
'17	$10,399	$12,598	$11,080
'17	$10,588	$12,871	$11,286
'17	$10,543	$13,045	$11,153
'18	$10,564	$13,733	$11,151
'18	$9,874	$13,165	$10,449
'18	$9,938	$12,878	$10,567
'18	$9,945	$13,026	$10,723
'18	$9,980	$13,107	$10,721
'18	$10,212	$13,101	$11,008
'18	$10,347	$13,510	$11,212
'18	$10,312	$13,677	$11,059
'18	$10,168	$13,753	$10,917
'18	$9,796	$12,744	$10,638
'18	$9,875	$12,888	$10,797
'18	$9,377	$11,908	$10,275
'19	$10,206	$12,835	$11,237
'19	$10,430	$13,221	$11,525
'19	$10,781	$13,394	$11,891
'19	$10,889	$13,869	$11,976
'19	$10,846	$13,069	$11,951
'19	$11,285	$13,930	$12,405
'19	$11,226	$13,999	$12,356
'19	$11,445	$13,713	$12,579
'19	$11,609	$14,005	$12,719
'19	$11,602	$14,361	$12,749
'19	$11,529	$14,761	$12,554
'19	$12,112	$15,203	$13,224
'20	$12,362	$15,111	$13,416
'20	$11,487	$13,834	$12,399
'20	$10,013	$12,003	$10,454
'20	$10,879	$13,314	$11,325
'20	$11,316	$13,957	$11,820
'20	$11,171	$14,326	$11,662
'20	$11,393	$15,012	$11,892
'20	$11,386	$16,015	$11,847
'20	$11,086	$15,462	$11,467
'20	$10,967	$14,988	$11,285
'20	$11,861	$16,904	$12,328
'20	$11,858	$17,621	$12,301
'21	$11,596	$17,446	$12,167
'21	$11,603	$17,893	$12,068
'21	$12,404	$18,488	$12,956
'21	$12,967	$19,349	$13,562
'21	$13,274	$19,627	$13,781
'21	$13,270	$19,920	$13,848
'21	$13,431	$20,277	$14,000
'21	$13,585	$20,782	$14,157
'21	$13,195	$19,919	$13,719
'21	$13,831	$21,047	$14,290
'21	$13,271	$20,586	$13,704
'21	$14,263	$21,465	$14,746
'22	$13,777	$20,330	$14,314
'22	$13,777	$19,816	$14,256
'22	$14,674	$20,359	$15,218
'22	$14,212	$18,668	$14,788
'22	$14,610	$18,682	$15,266
'22	$13,572	$17,064	$14,135
'22	$14,385	$18,419	$14,925
'22	$13,751	$17,649	$14,372
'22	$12,021	$16,008	$12,566
'22	$12,478	$17,158	$13,133
'22	$13,620	$18,351	$14,224
'22	$13,156	$17,571	$13,770
'23	$13,754	$18,815	$14,508
'23	$13,015	$18,362	$13,795
'23	$13,304	$18,930	$14,112
'23	$13,718	$19,262	$14,462
'23	$12,845	$19,069	$13,523
'23	$13,208	$20,222	$13,959
'23	$13,351	$20,902	$14,128
'23	$12,671	$20,403	$13,457
'23	$12,009	$19,522	$12,835
'23	$11,982	$18,956	$12,752
'23	$13,123	$20,733	$14,031
'23	$13,399	$21,751	$14,392
'24	$12,974	$22,012	$13,952
'24	$13,092	$22,945	$13,922
'24	$13,505	$23,683	$14,333
'24	$13,150	$22,803	$13,913
'24	$13,768	$23,821	$14,555
'24	$13,543	$24,306	$14,274
'24	$14,357	$24,734	$15,235
'24	$15,052	$25,388	$15,925
'24	$15,450	$25,853	$16,327
'24	$15,274	$25,340	$16,048
'24	$16,090	$26,503	$16,818
'24	$15,006	$25,812	$15,820

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	11.99%	4.38%	4.14%
MSCI World Index	18.67%	11.17%	9.95%
Dow Jones Brookfield Global Infrastructure Index	9.93%	3.65%	4.69%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 810,877,973
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 7,430,537
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	810,877,973
Number of Portfolio Holdings	48
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	7,430,537

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Master Limited Partnerships	1%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Utilities	43%
Energy	30%
Industrials	12%
Real Estate	10%
Communication Services	5%

Geographical Diversification

Country	% of Net Assets
United States	55%
Canada	13%
Spain	8%
United Kingdom	8%
France	5%
Italy	2%
Hong Kong	2%
China	2%
Mexico	2%
Japan	1%
Other	2%

Ten Largest Equity Holdings

Holdings	51.7% of Net Assets
Enbridge, Inc. (Canada)	7.0%
American Tower Corp. (United States)	6.6%
National Grid PLC (United Kingdom)	5.9%
PG&E Corp. (United States)	5.9%
Williams Companies, Inc. (United States)	5.1%
ONEOK, Inc. (United States)	4.9%
Sempra (United States)	4.6%
Vinci SA (France)	4.1%
NiSource, Inc. (United States)	3.9%
Cellnex Telecom SA (Spain)	3.7%

Material Fund Change [Text Block]
C000064598
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Infrastructure Fund
Class Name	Institutional Class
Trading Symbol	TOLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS RREEF Global Infrastructure Fund (the "Fund") for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$108	1.02%

Gross expense ratio as of the latest prospectus: 1.12%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 12.19% for the period ended December 31, 2024. The Fund's broad-based index, the MSCI World Index, returned 18.67% for the same period, while the Fund's additional, more narrowly based index, the Dow Jones Brookfield Global Infrastructure Index, returned 9.93%.

Stock selection accounted for all of the Fund’s outperformance in the annual period, while sector allocation was a modest detractor.

In terms of selection, the Fund produced the best results in the Americas utilities category. Overweight positions in NiSource, Inc. (3.9%), Sempra (4.6%), and PG&E Corp. (5.9%), all of which are expected to benefit from rising power demand from artificial intelligence, were the leading contributors. Zero weightings in Consolidated Energy, Inc.* and American Water Works, Inc.,* both of which lagged their sector peers, further helped performance in utilities. Americas Midstream energy, which performed well on anticipation of increasing volume for pipeline operators, was an additional area of strength for the Fund. Targa Resources Corp. (1.8%), DT Midstream, Inc. (2.1%), and Cheniere Energy, Inc. (1.3%) were among the top contributors in the midstream space. Selection in Americas communication services, Europe utilities, and Europe communication services also helped results, albeit to a lesser extent.

At a time in which the Fund outperformed, only the Europe transportation industry (a segment of the industrial REITs sector) stood out as a meaningful negative with respect to selection. In addition, a  number of individual holdings hurt relative performance. Overweights in the midstream company Pembina Pipeline Corp. (3.4%) and the French engineering and construction company Eiffage SA (0.7%) were among the notable detractors. An underweight in the U.S. pipeline operator Kinder Morgan, Inc. (2.1%) also had an adverse impact on relative performance.

Sector allocation was a net detractor, dampening the positive effect of security selection. The Fund was hurt by an underweight in Americas midstream energy and overweights in both Americas communication services and Europe communication services. On the other hand, an underweight in Australia infrastructure — which was adversely affected by broader weakness in the country's equity market — made a sizable contribution.

Percentages in parentheses are based on the Fund’s net assets as of December 31, 2024.

* Not held at December 31, 2024.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	MSCI World Index	Dow Jones Brookfield Global Infrastructure Index
'14	$1,000,000	$1,000,000	$1,000,000
'15	$1,002,013	$981,880	$994,089
'15	$1,000,000	$1,039,407	$993,210
'15	$985,444	$1,023,137	$989,282
'15	$1,002,237	$1,047,132	$1,022,669
'15	$986,116	$1,050,739	$1,004,371
'15	$941,254	$1,026,307	$963,634
'15	$953,435	$1,044,729	$961,432
'15	$899,301	$975,594	$915,323
'15	$876,532	$939,610	$881,861
'15	$917,853	$1,014,069	$936,846
'15	$891,435	$1,009,023	$894,002
'15	$859,063	$991,287	$856,013
'16	$859,063	$931,984	$852,228
'16	$861,794	$925,048	$859,129
'16	$924,599	$987,821	$925,759
'16	$938,266	$1,003,452	$945,480
'16	$945,783	$1,009,088	$946,304
'16	$991,204	$997,781	$994,643
'16	$996,016	$1,039,936	$1,005,991
'16	$974,707	$1,040,800	$988,103
'16	$992,258	$1,046,329	$1,016,534
'16	$948,907	$1,026,080	$983,525
'16	$916,566	$1,040,834	$941,388
'16	$931,092	$1,065,739	$963,212
'17	$941,468	$1,091,461	$975,163
'17	$968,446	$1,121,742	$1,006,025
'17	$993,805	$1,133,691	$1,035,655
'17	$1,007,685	$1,150,477	$1,051,079
'17	$1,032,669	$1,174,815	$1,080,262
'17	$1,023,104	$1,179,335	$1,074,222
'17	$1,046,150	$1,207,559	$1,109,077
'17	$1,060,118	$1,209,259	$1,124,985
'17	$1,045,979	$1,236,400	$1,109,683
'17	$1,043,167	$1,259,766	$1,108,016
'17	$1,061,443	$1,287,062	$1,128,618
'17	$1,057,779	$1,304,468	$1,115,318
'18	$1,059,192	$1,373,344	$1,115,124
'18	$989,945	$1,316,450	$1,044,929
'18	$996,487	$1,287,756	$1,056,655
'18	$997,196	$1,302,554	$1,072,339
'18	$1,000,740	$1,310,716	$1,072,136
'18	$1,024,869	$1,310,091	$1,100,845
'18	$1,038,429	$1,351,010	$1,121,171
'18	$1,034,861	$1,367,726	$1,105,940
'18	$1,020,725	$1,375,342	$1,091,697
'18	$983,346	$1,274,354	$1,063,849
'18	$990,534	$1,288,831	$1,079,677
'18	$940,811	$1,190,831	$1,027,526
'19	$1,024,037	$1,283,485	$1,123,700
'19	$1,046,472	$1,322,079	$1,152,522
'19	$1,081,890	$1,339,444	$1,189,139
'19	$1,092,781	$1,386,940	$1,197,560
'19	$1,088,425	$1,306,912	$1,195,148
'19	$1,132,638	$1,393,031	$1,240,507
'19	$1,126,061	$1,399,931	$1,235,617
'19	$1,148,714	$1,371,296	$1,257,938
'19	$1,164,790	$1,400,479	$1,271,908
'19	$1,164,790	$1,436,118	$1,274,946
'19	$1,157,442	$1,476,114	$1,255,403
'19	$1,215,598	$1,520,336	$1,322,351
'20	$1,240,723	$1,511,082	$1,341,641
'20	$1,153,525	$1,383,357	$1,239,921
'20	$1,005,668	$1,200,280	$1,045,392
'20	$1,092,697	$1,331,404	$1,132,494
'20	$1,136,583	$1,395,722	$1,182,025
'20	$1,122,258	$1,432,640	$1,166,157
'20	$1,144,614	$1,501,179	$1,189,219
'20	$1,143,869	$1,601,479	$1,184,683
'20	$1,114,024	$1,546,229	$1,146,718
'20	$1,102,029	$1,498,798	$1,128,534
'20	$1,191,241	$1,690,437	$1,232,838
'20	$1,191,894	$1,762,106	$1,230,117
'21	$1,165,541	$1,744,593	$1,216,732
'21	$1,165,541	$1,789,297	$1,206,828
'21	$1,247,174	$1,848,831	$1,295,634
'21	$1,303,761	$1,934,876	$1,356,243
'21	$1,334,695	$1,962,749	$1,378,136
'21	$1,333,908	$1,992,003	$1,384,832
'21	$1,350,871	$2,027,685	$1,399,979
'21	$1,366,292	$2,078,151	$1,415,676
'21	$1,326,624	$1,991,865	$1,371,878
'21	$1,391,489	$2,104,685	$1,429,014
'21	$1,335,119	$2,058,565	$1,370,435
'21	$1,435,249	$2,146,548	$1,474,568
'22	$1,386,393	$2,032,972	$1,431,381
'22	$1,386,393	$1,981,556	$1,425,629
'22	$1,477,017	$2,035,937	$1,521,753
'22	$1,430,484	$1,866,805	$1,478,762
'22	$1,470,598	$1,868,219	$1,526,573
'22	$1,365,547	$1,706,390	$1,413,499
'22	$1,447,513	$1,841,871	$1,492,543
'22	$1,384,399	$1,764,866	$1,437,158
'22	$1,209,601	$1,600,804	$1,256,623
'22	$1,255,650	$1,715,762	$1,313,273
'22	$1,371,594	$1,835,060	$1,422,350
'22	$1,324,277	$1,757,130	$1,377,022
'23	$1,384,592	$1,881,458	$1,450,840
'23	$1,310,085	$1,836,231	$1,379,503
'23	$1,340,377	$1,892,970	$1,411,246
'23	$1,381,291	$1,926,153	$1,446,192
'23	$1,294,126	$1,906,923	$1,352,324
'23	$1,331,062	$2,022,249	$1,395,853
'23	$1,345,491	$2,090,182	$1,412,762
'23	$1,276,954	$2,040,256	$1,345,669
'23	$1,210,472	$1,952,243	$1,283,468
'23	$1,207,754	$1,895,597	$1,275,240
'23	$1,321,915	$2,073,313	$1,403,090
'23	$1,350,062	$2,175,101	$1,439,169
'24	$1,308,129	$2,201,203	$1,395,184
'24	$1,319,979	$2,294,529	$1,392,166
'24	$1,361,060	$2,368,263	$1,433,262
'24	$1,325,315	$2,280,295	$1,391,274
'24	$1,388,556	$2,382,115	$1,455,472
'24	$1,365,238	$2,430,586	$1,427,403
'24	$1,448,405	$2,473,419	$1,523,527
'24	$1,518,489	$2,538,793	$1,592,510
'24	$1,558,186	$2,585,288	$1,632,726
'24	$1,541,330	$2,534,004	$1,604,831
'24	$1,623,734	$2,650,281	$1,681,821
'24	$1,514,655	$2,581,213	$1,582,007

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	12.19%	4.50%	4.24%
MSCI World Index	18.67%	11.17%	9.95%
Dow Jones Brookfield Global Infrastructure Index	9.93%	3.65%	4.69%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 810,877,973
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 7,430,537
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	810,877,973
Number of Portfolio Holdings	48
Portfolio Turnover Rate (%)	30
Total Net Advisory Fees Paid ($)	7,430,537

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Master Limited Partnerships	1%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Utilities	43%
Energy	30%
Industrials	12%
Real Estate	10%
Communication Services	5%

Geographical Diversification

Country	% of Net Assets
United States	55%
Canada	13%
Spain	8%
United Kingdom	8%
France	5%
Italy	2%
Hong Kong	2%
China	2%
Mexico	2%
Japan	1%
Other	2%

Ten Largest Equity Holdings

Holdings	51.7% of Net Assets
Enbridge, Inc. (Canada)	7.0%
American Tower Corp. (United States)	6.6%
National Grid PLC (United Kingdom)	5.9%
PG&E Corp. (United States)	5.9%
Williams Companies, Inc. (United States)	5.1%
ONEOK, Inc. (United States)	4.9%
Sempra (United States)	4.6%
Vinci SA (France)	4.1%
NiSource, Inc. (United States)	3.9%
Cellnex Telecom SA (Spain)	3.7%

Material Fund Change [Text Block]